UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)     (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2019
For the fiscal period from October 1, 2018 through March 31, 2019
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Sector Rotation Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Sector, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

As of January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Sector.

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 94.35%

Communication Services - 5.07%
Vanguard Communication Services ETF	15,000	$1,252,800

Consumer Discretionary - 18.82%
Vanguard Consumer Discretionary ETF	27,000	4,655,070

Financials - 3.13%
Vanguard Financials ETF	12,000	774,480

Fixed Income - 2.16%
iShares 7-10 Year Treasury Bond ETF	5,000	533,350

Health Care - 15.34%
Vanguard Health Care ETF	22,000	3,794,560

Industrials - 12.89%
Invesco Aerospace & Defense ETF	55,000	3,188,350

Information Technology - 12.17%
Vanguard Information Technology ETF	15,000	3,009,450

Large-Cap - 17.13%
SPDR S&P 500 ETF Trust	15,000	4,236,750

Materials - 3.45%
SPDR Gold Shares	7,000	854,070

Utilities - 4.19%
Vanguard Utilities ETF	8,000	1,036,800

Total Exchange-Traded Funds (Cost $19,218,772)		23,335,680

SHORT-TERM INVESTMENT - 5.80%
Fidelity Institutional Money Market Fund - Treasury Portfolio, 2.29% §	1,434,814	1,434,814

Total Short-Term Investment (Cost $1,434,814)		1,434,814

Total Value of Investments (Cost $20,653,586) - 100.15%		$24,770,494

Liabilities in Excess of Other Assets - (0.15)%		(36,722)

NET ASSETS - 100.00%		$24,733,772

§ Represents 7 day effective yield on March 31, 2019.

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019

Summary of Investments
(Unaudited)	% of Net
	Assets	Value
Exchange Traded Funds:
Communication Services	5.07%	$1,252,800
Consumer Discretionary	18.82%	4,655,070
Financials	3.13%	774,480
Fixed Income	2.16%	533,350
Health Care	15.34%	3,794,560
Industrials	12.89%	3,188,350
Information Technology	12.17%	3,009,450
Large-Cap	17.13%	4,236,750
Materials	3.45%	854,070
Utilities	4.19%	1,036,800
Short-Term Investment	5.80%	1,434,814
Liabilities in Excess of Other Assets	-0.15%	(36,722)
Total	100.00%	$24,733,772

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2019

Assets:
Investments, at value (cost $20,653,586)	$24,770,494
Receivables:
Fund shares sold	6,456
Dividends and interest	21,030
Prepaid expenses:
Professional fees	6,588
Registration and filing expenses	2,483
Fund accounting fees	2,458
Shareholder fulfillment fees	1,707
Transfer agent fees	113
Security pricing fees	57

Total assets	24,811,386

Liabilities:
Payables:
Fund shares repurchased	51,905
Accrued expenses:
Advisory fees	19,582
Distribution and service fees (Note 4)	1,866
Insurance fees	1,290
Compliance fees	1,165
Custody fees	712
Administrative fees	702
Miscellaneous expenses	323
Trustee fees and meeting expenses	69

Total liabilities	77,614

Net Assets	$24,733,772

Net Assets Consist of:
Paid in Capital	$20,163,396
Distributable earnings	4,570,376

Total Net Assets	$24,733,772
Shares Outstanding, no par value (unlimited authorized shares)	2,008,872
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.31

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2019

Investment Income:
Dividends	$186,659

Total Investment Income	186,659

Expenses:
Advisory fees (Note 2)	120,413
Distribution and service fees (Note 4)	30,103
Fund accounting fees (Note 2)	14,519
Professional fees	13,586
Registration and filing expenses	13,573
Administration fees (Note 2)	12,166
Transfer agent fees (Note 2)	10,387
Compliance fees (Note 2)	6,165
Shareholder fulfillment expenses	5,179
Trustee fees and meeting expenses	4,192
Custody fees (Note 2)	3,888
Miscellaneous expenses (Note 2)	2,072
Insurance fees	1,480
Security pricing fees	1,035

Total Expenses	238,758

Net Investment Loss	(52,099)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	689,605

Net change in unrealized depreciation on investments	(2,608,396)

Net Realized and Unrealized Loss on Investments	(1,918,791)

Net Decrease in Net Assets Resulting from Operations	$(1,970,890)

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

For the fiscal year or period ended	2019	(a)	2018

Operations:
Net investment loss	$(52,099)		$(176,943)
Net realized gain from investment transactions	689,605		2,240,705
Net change in unrealized appreciation (depreciation) on investments	(2,608,396)		2,250,797

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,970,890)		4,314,559

Distributions to Shareholders:	(2,140,542)		(1,383,180)

Decrease in Net Assets Resulting from Distributions	(2,140,542)		(1,383,180)

Beneficial Interest Transactions:
Shares sold	1,477,734		3,009,118
Reinvested dividends and distributions	2,128,715		1,371,359
Shares repurchased	(1,468,169)		(4,402,811)

Increase (Decrease) from Beneficial Interest Transactions	2,138,280		(22,334)

Net Increase in Net Assets	(1,973,152)		2,909,045

Net Assets:
Beginning of period	26,706,925		23,797,880
End of period	$24,733,772		$26,706,925

Share Information:
Shares sold	112,759		220,263
Reinvested distributions	184,526		105,174
Shares repurchased	(119,639)		(326,045)
Increase (Decrease) in Shares of Beneficial Interest	177,646		(608)

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal years or period ended	2019	(d)	2018	2017	2016		2015

Net Asset Value, Beginning of Period	$14.58		$12.99	$11.13	$13.06		$11.61

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)		(0.10)	0.05	(0.02)		0.09
Net realized and unrealized gain on
investments	(1.13)		2.48	0.79	0.25		1.58

Total from Investment Operations	(1.14)		2.38	0.84	0.23		1.67

Less Distributions to Shareholders:
From net investment income	(0.38)		(0.01)	0.00	(0.08)		(0.04)
From net realized gain	(0.75)		(0.78)	(0.36)	(2.08)		(0.18)

Total Distributions	(1.13)		(0.79)	(0.36)	(2.16)		(0.22)

Net Asset Value, End of Period	$12.31		$14.58	$11.61	$11.13		$13.06

Total Return	(7.23)%		19.05%	7.55%	1.85%	(a)	14.50%	(a)

Net Assets, End of Period (in thousands)	$24,734		$26,707	$22,264	$22,209		$22,244

Ratios of:
Gross Expenses to Average Net Assets (b)	1.96%		1.96%	1.77%	1.78%		1.81%
Net Expenses to Average Net Assets (b)	1.96%		1.96%	1.77%	1.78%		1.81%
Net Investment Income (Loss) to Average
Net Assets (b)(c)	(0.43)%		(0.71)%	0.41%	(0.08)%		0.67%

Portfolio turnover rate	110.01%		219.74%	345.74%	237.04%		218.41%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

1.      Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust (“WFT”).  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2019 for the Fund’s assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$23,335,680	$23,335,680	$-	$-
Short-Term Investment	1,434,814	1,434,814	-	-
Total	$24,770,494	$24,770,494	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2019.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.
(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, expenses related to proxy filings for the shareholder meetings of the Fund, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 1.89% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal period ended March 31, 2019, $120,413 in advisory fees were incurred, and no fees were waived or reimbursed by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2019, the Administrator received $2,072 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%
The Fund incurred $12,166 in administration fees, $3,888 in custody fees, and $14,519 in fund accounting fees for the fiscal period ended March 31, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $10,387 in transfer agent fees during the fiscal period ended March 31, 2019.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$26,094,591	$24,963,241

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2019.

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2015 through September 30, 2018, and as of and during the fiscal period March 31, 2019, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2019	September 30, 2018
Net Investment Income	$ 745,370	$ 610,381
Long-Term Capital Gain	$ 1,395,172	$ 772,799

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2019

At March 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$20,653,586

Unrealized Appreciation	$4,116,908
Unrealized Depreciation	(-)
Net Unrealized Appreciation	$4,116,908

6.      New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended March 31, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended March 31, 2019.

7.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sector Rotation Fund

Additional Information
(Unaudited)

As of March 31, 2019

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2019.

During the fiscal period, $745,370 in income distributions were paid from the Fund and $1,395,172 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Sector Rotation Fund

Additional Information
(Unaudited)

As of March 31, 2019

Sector Rotation Fund	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 922.70	$9.42
	$1,000.00	$1,015.16	$9.85
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.96%,   multiplied by 182/365 (to reflect the one-half year period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27803	Wappingers Falls, New York 12590

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
Date: June 3, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 3, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: June 3, 2019	Ashley E. Harris Treasurer and Principal Financial Officer